Mineral interests	6 Months Ended
Jun. 30, 2025
Mineral interests
Mineral interests

9. Mineral interests

June 30, 2025	Mineral Streams	Royalties	Total[1]
Cost
As at January 1, 2025	$1,404,393	$846,879	$2,251,272
Additions[2]	35,136	34,175	69,311
As at June 30, 2025	$1,439,529	$881,054	$2,320,583

Accumulated depletion and impairments
As at January 1, 2025	$(487,633)	$(117,005)	$(604,638)
Depletion	(27,445)	(12,376)	(39,821)
As at June 30, 2025	$(515,078)	$(129,381)	$(644,459)
Carrying value	$924,451	$751,673	$1,676,124

December 31, 2024	Mineral Streams	Royalties	Total[1]
Cost
As at January 1, 2024	$1,357,954	$835,460	$2,193,414
Additions[3]	46,439	11,785	58,224
Disposals	—	(366)	(366)
As at December 31, 2024	$1,404,393	$846,879	$2,251,272

Accumulated depletion and impairments
As at January 1, 2024	$(337,290)	$(83,071)	$(420,361)
Depletion	(47,735)	(29,496)	(77,231)
Impairment charges[4]	(102,608)	(4,438)	(107,046)
As at December 31, 2024	$(487,633)	$(117,005)	$(604,638)
Carrying value	$916,760	$729,874	$1,646,634
1.	Includes $1,003 million (2024: $1,035 million) of depletable mineral interest and $673 million (2024: $599 million) of non-depletable mineral interest. Included within non-depletable mineral interest is $300 million (2024: $300 million) of exploration and evaluation assets, as defined by IFRS 6 Exploration for and Evaluation of Mineral Resources. No additions, disposals or impairments related to these assets in 2025 (2024: nil) Consequently, there were no cash flows related to these assets for the three and six months ended June 30, 2025 and 2024.
2.	Largely reflects the acquisition of the Sierra Sun Streams ($35.1 million), the Tres Quebradas lithium project GR royalty ($28.7 million) and the additional 1.5% GR royalty on the Johnson Camp Mine ($4.0 million).
3.	Largely reflects the acquisition of the Agbaou stream ($19.9 million), Bonikro stream ($26.5 million), an additional Tamarack royalty ($8.0 million) and funding for the Prieska royalty ($3.4 million).
4.	Includes impairment charges for the Nevada Copper stream ($83.9 million), the Elevation stream ($18.7 million), and other royalty interests ($4.4 million).